CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Tsakos Energy Navigation Limited	Noncontrolling Interest	Dividends declared ($0.05 per share for the six months ended June 30, 2014 and $0.06 per share for the six months ended June 30, 2015)	Dividends declared ($0.05 per share for the six months ended June 30, 2014 and $0.06 per share for the six months ended June 30, 2015) Retained Earnings	Dividends declared ($0.05 per share for the six months ended June 30, 2014 and $0.06 per share for the six months ended June 30, 2015) Tsakos Energy Navigation Limited	Dividends paid ($0.05 per share for the six months ended June 30, 2014 and $0.06 per share for the six months ended June 30, 2015)	Dividends paid ($0.05 per share for the six months ended June 30, 2014 and $0.06 per share for the six months ended June 30, 2015) Retained Earnings	Dividends paid ($0.05 per share for the six months ended June 30, 2014 and $0.06 per share for the six months ended June 30, 2015) Tsakos Energy Navigation Limited	Series B preferred shares	Series B preferred shares Retained Earnings	Series B preferred shares Tsakos Energy Navigation Limited	Series C preferred shares	Series C preferred shares Retained Earnings	Series C preferred shares Tsakos Energy Navigation Limited
BALANCE, at Dec. 31, 2013	$ 997,663	$ 4,000	$ 57,969	$ 500,737	$ 430,548	$ (6,789)	$ 986,465	$ 11,198
Net income/(loss)	14,747				14,766		14,766	(19)
Issuance of common stock	169,874		25,645	144,229			169,874
Issuance of common stock under distribution agency agreement	7,124		1,078	6,046			7,124
Common dividends									$ (4,231)	$ (4,231)	$ (4,231)	$ (4,152)	$ (4,152)	$ (4,152)
Dividends paid on preferred shares															$ (2,000)	$ (2,000)	$ (2,000)	$ (2,589)	$ (2,589)	$ (2,589)
Other comprehensive income (loss)	(2,508)					(2,508)	(2,508)
BALANCE, at Jun. 30, 2014	1,173,928	4,000	84,692	651,012	432,342	(9,297)	1,162,749	11,179
BALANCE, at Dec. 31, 2014	1,177,912	4,000	84,712	650,536	437,565	(10,290)	1,166,523	11,389
Net income/(loss)	78,554				78,566		78,566	(12)
Issuance of 8.75% Series D preferred shares	81,798	3,400		78,398			81,798
Common dividends									$ (5,084)	$ (5,084)	$ (5,084)	$ (5,084)	$ (5,084)	$ (5,084)
Dividends paid on preferred shares															$ (2,000)	$ (2,000)	$ (2,000)	$ (2,219)	$ (2,219)	$ (2,219)
Other comprehensive income (loss)	(1,044)					(1,044)	(1,044)
BALANCE, at Jun. 30, 2015	$ 1,322,833	$ 7,400	$ 84,712	$ 728,934	$ 501,744	$ (11,334)	$ 1,311,456	$ 11,377